SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUS, DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director Plus®

This supplement updates certain information for the above referenced prospectus (the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information” section in the prospectus, the following changes are made:

•

In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.10% and the Lowest Cost is $102. Additionally, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $1,172.

In the “Fee Table” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Portfolio Company Expenses” table, the minimum Annual Fund Expenses is 0.10% and the maximum Annual Fund Expenses is 1.15%.
•

In the “Footnotes to Annual Portfolio Company Expenses”, the Portfolio Companies with the lowest total annual fund operating expenses are the Vanguard LifeStrategy 40/60 Fund, Vanguard LifeStrategy 80/20 Fund, and Vanguard LifeStrategy 60/40 Fund

•	In the “Examples” section, the following replaces the expense examples:

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,172	$3,656	$6,339	$14,023

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,172	$3,656	$6,339	$14,023

The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$102	$323	$566	$1,290

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$102	$323	$566	$1,290

The following table replaces the current table in its entirety in Appendix A:

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]		1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price Company	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]		1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.82%	None	0.82%	16.07%	1.86%	8.33%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]		1 Year	5 Year	10 Year (or life of fund)
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]		1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy 40/60 Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.24%	0.25%	0.49%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%